RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			12 Months Ended
	Apr. 29, 2024	May 01, 2022	Sep. 30, 2024	Sep. 30, 2023	Oct. 31, 2024	Oct. 01, 2024	Aug. 31, 2024
Employee settlment description	Further, the terms of this employment agreement provide that if Mr. Taillon’s employment with the Company is terminated without “cause” (as defined in the agreement) than Mr. Taillon is entitled to a severance payment equal to two years of base salary and a bonus equal to 50% of his annual base salary.
Annual base salary, percentage			20.00%
Fair value of vehicle							$ 35,155
Settlement liabilities current			$ 145,000
Subsequent Event [Member]
Lump sum settlment payment					$ 100,000
Monthly payments						$ 7,500
Employee Agreement [Member]
Management salary			229,167	$ 250,000
Bradley Taillon [Member] | Employee Agreement [Member]
Annual base salary	$ 250,000
Management salary			122,312
One-time sign-on bonus			50,000
Bradley Taillon [Member] | Employee Agreement [Member] | Minimum [Member]
Management salary	50,000
Bradley Taillon [Member] | Employee Agreement [Member] | Maximum [Member]
Management salary	$ 750,000
Mr.Taillon [Member] | Employee Agreement [Member]
Description of officer annual bonus	Mr. Taillon is also eligible on an annual basis for a cash bonus of up to 100% of annual salary and additional performance bonuses ranging from $50,000 to $750,000 upon the closing of a qualified financing with proceeds to the Company of $1 million or greater.
Mehran Ehsan [Member] | Employee Agreement [Member]
Annual base salary			$ 250,000
Description of officer annual bonus			Mr. Ehsan was also eligible on an annual basis for a cash bonus of up to 100% of annual salary, subject to the discretion of the board of directors.
Chief Financial Officer [Member] | Employee Agreement [Member]
Annual base salary		$ 50,000
Description of officer annual bonus		The CFO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary, subject to the discretion of the board of directors. The employment agreement may be terminated with a termination payment equal to two months of base salary.
Management salary			$ 50,000	$ 50,000